Public & Investor Relations Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
Note 16 – Public and Investor Relations Agreements

On March 1, 2013, the Company entered into a one-year agreement with Kraves PR to assist with public relations as the Company moves into scaled production and distribution.  The contract was executed on a project-by-project basis, beginning with media assistance provided at an industry conference in April 2013.  All monies paid under this contract were classified in sales, general and administrative expenses as a marketing expenditure.

On August 30, 2013, the Company entered an agreement with an investor relations firm for a period of twelve months, ending May 26, 2014, with the right to cancel services at the end of each subsequent three-month period.  The terms of the agreement called for the issuance of 142,000 common shares to be issued for the first three-months of service ending November 26, 2013, and then the equivalent number of shares required to compensate for the $50,000 per period thereafter. In April of 2014 the agreement was terminated.

Note 14 – Public & Investor Relations Agreements

On March 1, 2013, the Company entered into a one-year agreement with Kraves PR to assist with public relations as the Company moves into scaled production and distribution.  The contract will be executed on a project-by-project basis, beginning with media assistance provided at an industry conference in April 2013.  All monies paid under this contract will be classified in sales, general and administrative expenses as a marketing expenditure.

On August 30, 2013, we entered an agreement with an investor relations firm for a period of 12 months, ending May 26, 2014, with the right to cancel services at the end of each subsequent three-month period.  The terms of the agreement called for the issuance of 142,000 common shares to be issued for the first three-months of service ending November 26, 2013, and then the equivalent number of shares required to compensate for the $50,000 per period thereafter.

On May 15, 2013 we authorized the issuance of a five-year warrant to purchase 66,000 shares of common stock for $0.40 per share.  These warrants vested in three equal installments of 22,000 shares.  As of December 31, 2013, 44,000 shares were expensed for a total of $11,610 and the remaining 22,000 warrants will be expensed in the first quarter of fiscal 2014.